SUMMARY OF MATERIAL ACCOUNTING POLICIES - Narrative (Details) € in Thousands		1 Months Ended								12 Months Ended
	Apr. 30, 2024 EUR (€)	Oct. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 EUR (€)	Jan. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 EUR (€)	Apr. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) cashGeneratingUnit segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€) installment	Jan. 31, 2022 installment
Summary Of Significant Accounting Policies [Line Items]
Number of cash-generating unit | cashGeneratingUnit										2
Intangible assets										$ 130,811,000	$ 98,000,000	$ 88,521,000
Growth rate used to extrapolate cash flow projections (as a percent)										3.00%
Discount rate applied to cash flow projections (as a percent)										14.00%
Effective tax rate										12.50%
Impairments										$ 0	0
Issue of ordinary shares for acquisitions										0	9,912,000	7,392,000
Cash flows used in obtaining control of subsidiaries or other businesses, contingent consideration, classified as investing activities										0	5,557,000	0
Cash flows used in obtaining control of subsidiaries or other businesses, contingent consideration, classified as operating activities										0	4,621,000	0
Payment of deferred consideration, investing activities										10,154,000	4,933,000	0
Payment of deferred consideration, operating activities										7,156,000	2,897,000	0
Payment of deferred consideration related to interest element										1,272,000	110,000	0
Payment of deferred consideration for intangible assets, financing activities										9,539,000	0	0
Interest payment attributable to deferred consideration settled for intangible assets										461,000	0	0
Incremental costs to obtain contracts with customers										0
Costs to fulfill contracts with customers										0
Warrants repurchased										$ 0	$ 0	$ 800,000
Incremental borrowing rate											6.00%	7.00%	6.00%
Number of segments | segment										1
RSUs
Summary Of Significant Accounting Policies [Line Items]
Vesting percentage, share-based payments										25.00%
Vesting period, share-based payments										4 years
Freebets.com
Summary Of Significant Accounting Policies [Line Items]
Payment of deferred consideration for intangible assets		$ 10,000,000
Payment of deferred consideration for intangible assets, financing activities		9,539,000
Interest payment attributable to deferred consideration settled for intangible assets		$ 461,000
Europe
Summary Of Significant Accounting Policies [Line Items]
Incremental borrowing rate										4.00%
United States
Summary Of Significant Accounting Policies [Line Items]
Incremental borrowing rate										6.00%
Non-executive Directors
Summary Of Significant Accounting Policies [Line Items]
Restricted period										1 year	1 year
NDC Media
Summary Of Significant Accounting Policies [Line Items]
Percentage of voting equity interests acquired															100.00%
Outstanding consideration obligation								$ 20,090,000						€ 18,000
Contingent consideration								10,178,000
Issue of ordinary shares for acquisitions								9,912,000
Cash flows used in obtaining control of subsidiaries or other businesses, contingent consideration, classified as investing activities								5,557,000
Cash flows used in obtaining control of subsidiaries or other businesses, contingent consideration, classified as operating activities								$ 4,621,000
Installments | installment														2
Payment of deferred consideration			$ 13,582,000	€ 12,699		$ 5,440,000	€ 5,000
Consideration paid (received) | €	€ 13,000
Deferred consideration											$ 13,511,000		€ 12,239
Payment of deferred consideration, investing activities			5,594,000			2,543,000
Payment of deferred consideration, operating activities			7,156,000			$ 2,897,000
Payment of deferred consideration related to interest element			$ 832,000
Roto Sports, Inc.
Summary Of Significant Accounting Policies [Line Items]
Percentage of voting equity interests acquired															100.00%
Installments | installment															2
Payment of deferred consideration					$ 5,000,000				$ 2,500,000
Payment of deferred consideration, investing activities					4,560,000				2,390,000
Payment of deferred consideration related to interest element					$ 440,000				$ 110,000
Fantasy sports, domain names and related websites
Summary Of Significant Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections (as a percent)										3.00%
Discount rate applied to cash flow projections (as a percent)										14.00%
Goodwill
Summary Of Significant Accounting Policies [Line Items]
Intangible assets										$ 10,800,000	$ 10,800,000	$ 10,800,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections (as a percent)										3.00%
Minimum | Non-executive Directors
Summary Of Significant Accounting Policies [Line Items]
Restricted period												1 year
Minimum | Fantasy sports, domain names and related websites
Summary Of Significant Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections (as a percent)										3.00%
Effective tax rate										0.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections (as a percent)										17.00%
Maximum | Non-executive Directors
Summary Of Significant Accounting Policies [Line Items]
Restricted period												3 years
Maximum | Fantasy sports, domain names and related websites
Summary Of Significant Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections (as a percent)										16.00%
Effective tax rate										25.00%
Capitalised development expenditure
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life										60 months
Mobile Apps
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life										48 months	48 months	48 months
Customer Contracts | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life										12 months
Customer Contracts | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life										24 months
Customer Base
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life										16 years
Content Assets
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life										1 year
Software
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life										5 years